SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table presents supplemental cash flow information (in thousands):

	Years Ended
	December 31,
	2012	2011
Non-cash activities:
Investor contributions held in escrow which converted to common stock	$1,686	$627
Property and intangibles received on foreclosure of loans held for investment	17,846	11,538
Stock distributions issued	7,662	2,107
Cash distributions on common stock declared but not yet paid	1,671	—
Deferred financing costs and escrow deposits funded directly by mortgage note and revolving credit facility	875	—

Cash paid during the period for:
Interest	$328	$3